TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
Schedule of Income Before Income Taxes
	Year ended December 31
	2015	2014	2013

	U.S.dollars In thousands
Israel	$5,742	$7,138	$10,414
Non-Israeli subsidiaries	903	653	814
	$6,645	$7,791	$11,228

Schedule of Taxes on Income - Current
non-Israeli subsidiaries	$407	$406	$324

Reconciliation of Theoretical Tax Expense to Actual Tax Expense
	Year ended December 31
	2015	2014	2013

	U.S. dollars in thousands
Income before taxes on income	$6,645	$7,791	$11,228
Theoretical tax expenses (benefit) at the statutory rate (2013 – 25%; 2014 and 2015-26.5%)	1,761	2,065	2,807
Increase (decrease) in taxes on income due to:
Computation of deferred taxes at a rate, which is different than statutory rate	(1,194)	(1,314)	(2,033)
Difference between income reported for tax purposes and income for financial reporting purposes – mainly dollar – NIS differences	(738)	(675)	(754)
Non-deductible expenses- mainly share-based compensation expense	452	256	183
Different effective tax rates applicable to the subsidiaries	126	74	121
	$407	$406	$324